BUSINESS COMBINATION (Narrative) (Details) - Panaxia [Member] ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CAD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2021 ILS (₪)
Disclosure of detailed information about business combination [line items]
Total purchase price		$ 7,000	₪ 18,700
Value of common shares issued in business combination		$ 4,200	₪ 11,100
Amount of non cancellable purchase price	$ 6,204